Offerings - Offering: 1	May 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	13.47
Maximum Aggregate Offering Price	$ 26,940,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,720.41
Offering Note	This Registration Statement on Form S8 shall also cover any additional shares of common stock Common Stock of Clearwater Paper Corporation that may be offered or become issuable in respect of the securities identified in the above table by reason of any stock dividend stock split recapitalization or other similar transaction effected without the Registrants receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant Common Stock. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457c and h of the Securities Act based upon the average of the high and low sale prices of the Registrants Common Stock as reported on The New York Stock Exchange on May 12 2026.